STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
OPERATING ACTIVITIES:
Net loss	$ (3,800,369)	$ (4,602,627)
Adjustments to reconcile net loss to net cash used in operating activities:
Bad debt expense	6,020	2,204
Depreciation expense	2,444	1,983
Stock issued for compensation	350,883	398,123
Option grants expense	220,960	807,161
Change in fair market value of derivative liabilities	35,037	(1,838)
Amortization of notes payable discounts	197,905	216
Loss on equity modification	41,753	0
Change in operating assets and liabilities:
Accounts receivable (increase/decrease)	220,993	(254,022)
Inventory (increase/decrease)	69,180	(118,211)
Prepaid expenses (increase/decrease)	10,047	(8,500)
Other current assets (increase/decrease)	652	2,848
Accounts payable and accrued liabilities (increase/decrease)	19,402	(79,501)
Accrued interest (increase/decrease)	19,281	0
Unearned revenue (increase/decrease)	(2,009)	1,961
NET CASH USED IN OPERATING ACTIVITIES	(2,009,549)	(3,008,496)
INVESTING ACTIVITIES:
Purchase of fixed assets	0	(14,674)
NET CASH USED IN INVESTING ACTIVITIES	0	(14,674)
FINANCING ACTIVITIES:
Proceeds from short term debt	325,000	0
Proceeds from short term debt - related party	500,000	0
Repayments on short term debt - related party	(500,000)	0
Proceeds from convertible notes payable	1,213,481	150,000
Repayments on convertible notes payable	(400,000)	0
Proceeds from issuance of common stock for cash	979,850	2,700,001
NET CASH PROVIDED BY FINANCING ACTIVITIES	2,118,331	2,850,001
NET INCREASE (DECREASE) IN CASH	108,782	(173,169)
CASH, Beginning of Period	39,987	213,156
CASH, End of Period	148,769	39,987
Cash paid during the year for Interest	128,458	15,693
Cash paid during the year for Taxes	0	0
Discounts on derivative	241,710	11,006
Discounts on warrants	453,046	0
Interest paid by stock issuances	6,271	0
Shares issued as commitment fees - offering costs	2,724	904
Discounts from beneficial conversion features	209,743	0
Settlement of derivative liability	$ 274,108	$ 0